SUBSIDIARIES - Schedule of Significant Subsidiaries (Details)	Dec. 31, 2016	Dec. 31, 2016 vessel	Dec. 31, 2016 tax_lease	Dec. 31, 2015 vessel
Ownership interests:
Ownership in subsidiary (percentage)	100.00%
Number of leased shipping vessels		1	1	1
Faraway Maritime Shipping Company
Ownership interests:
Percentage Ownership in Subsidiary	60.00%
PT Pesona
Ownership interests:
Third-party ownership of subsidiary (percentage)	51.00%